Assets held for sale and Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2024
Assets Held For Sale And Discontinued Operations
Schedule of small generation assets
On May 8, 2024, the Board of Directors approved the beginning of the non-binding proposals stage for the divestment of 13 small generation assets of the wholly-owned subsidiary Copel GeT, totaling 118.7 MW of installed capacity, as outlined in the table below:

	Granted Power	Assured Energy
	(MW)	(MW average)

HGP Pitangui	0.87	0.09
HGP Chopim I	1.98	1.48
HGP Marumbi	4.80	2.40
HGP Melissa	1.00	0.64
HGP Salto do Vau	0.94	0.57
Palmas Winds	2.50	0.40
SHP Apucaraninha	10.00	6.71
SHP Cavernoso	1.30	0.96
SHP Cavernoso II	19.01	10.56
SHP Chaminé	18.00	11.60
SHP São Jorge	2.30	1.54
HPP Guaricana	36.00	16.10
TPP Figueira	20.00	17.70
	118.70	70.75

Schedule of balance sheet

	HPP Colíder	Small generation assets	12.31.2024	Compagas	UEGA	12.31.2023
Assets classified as held for sale
Cash and cash equivalents	—	13	13	101,437	22,354	123,791
Trade accounts receivable	—	—	—	82,954	—	82,954
Inventories	—	—	—	5,383	—	5,383
Current recoverable taxes and deferred taxes	—	—	—	5,334	112,025	117,359
Judicial deposits	—	—	—	61	41	102
Other receivables	—	—	—	74,083	317	74,400
Contract assets	—	—	—	44,039	—	44,039
Property, plant and equipment	1,602,581	245,844	1,848,425	—	293,751	293,751
Intangible assets	16,762	16,626	33,388	709,626	35	709,661
Right-of-use asset	—	—	—	11,489	—	11,489
	1,619,343	262,483	1,881,826	1,034,406	428,523	1,462,929
Liabilities associated with assets classified as held for sale
Payroll, social charges and accruals	—	—	—	9,452	702	10,154
Accounts payable to suppliers	—	—	—	58,010	3,608	61,618
Taxes due	—	—	—	51,325	277	51,602
Loans and financing	484,981	22,695	507,676	—	—	—
Debentures	—	—	—	284,202	—	284,202
Dividend payable	—	—	—	11,914	8,109	20,023
Accounts payable related to concession	32,505	280	32,785	—	—	—
Post-employment benefits	—	—	—	8,608	718	9,326
Lease liability	—	—	—	11,573	—	11,573
Provisions for legal claims	—	951	951	16,431	10,935	27,366
Other accounts payable	—	—	—	48,710	8,690	57,400
	517,486	23,926	541,412	500,225	33,039	533,264

Schedule of statements of income

Statements of Income from discontinued operations	12.31.2024	12.31.2023	12.31.2022
Net operating revenue	561,141	977,149	1,392,380
Operating costs	(446,073)	(692,718)	(1,322,823)
Gross profit	115,068	284,431	69,557

Selling expenses	(16,261)	(11,451)	(11,071)
General and administrative expenses	(37,874)	(59,410)	(70,026)
Other operational income (expenses)	(2,374)	(14,903)	(20,996)
	(56,509)	(85,764)	(102,093)
Profit (loss) before financial results and taxes	58,559	198,667	(32,536)
Financial results	(10,806)	455	39,847
Operating profit (loss)	47,753	199,122	7,311
Income tax and social contribution	(26,527)	(7,621)	(81,977)
Net income (loss)	21,226	191,501	(74,666)
Gain on the share sales operation	725,778	—	—
Income tax on sales gains	(255,433)	—	—
Net income (loss) from discontinued operations	491,571	191,501	(74,666)
Other comprehensive income from discontinued operations	—	1,650	1,330
Comprehensive income from discontinued operations	491,571	193,151	(73,336)

Schedule of statements of comprehensive income

	12.31.2024	12.31.2023	12.31.2022
Result of discontinued operations attributed to shareholders of the parent company	463,690	100,733	(125,812)
Result of discontinued operations attributed to non-controlling shareholders	16,539	67,485	37,521
	480,229	168,218	(88,291)
( + ) Elimination of intercompany costs/expenses	11,342	23,283	13,625
Consolidated results of discontinued operations	491,571	191,501	(74,666)

Schedule of cash flows from discontinued operations

Statements of Cash Flows from discontinued operations	12.31.2024	12.31.2023	12.31.2022
Net income (loss)	21,226	191,501	(74,666)
Adjustments to reconcile net income	39,476	(12,547)	306,736
Dividends and interest on equity received	36,868	—	—
Changes in assets and liabilities	(57,434)	14,108	(2,709)
Debentures - interest due and paid	(25,051)	(10,423)	—
Loan charges granted to related parties	2,763	—	—
Taxes and charges paid	(14,228)	(57,165)	(51,534)
Cash flows from operational activities	3,620	125,474	177,827
Financial investments	(111)	(144)	22,967
Receipt of loans granted	49,500	—	—
Additions to contract assets, property, plant and equipment and intangible assets	(25,659)	(35,380)	(580,969)
Receipt for alienation	584,983	—	—
Cash flows from investment activities	608,713	(35,524)	(558,002)
Issue of Debentures	—	294,045	—
Issue of loans and financing	59,935	—	—
Payments of principal - debentures	(55,313)	(18,437)	—
Amortization of lease liabilities	(2,338)	(3,041)	(2,988)
Dividends and interest on own capital paid	(11,940)	(195,890)	—
Cash flows from financing activities	(9,656)	76,677	(2,988)
Changes in cash and cash equivalents	602,677	166,627	(383,163)